MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Available for Sale and Held to Maturity Securities
The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2017 and 2016 and the corresponding amounts of gross unrealized gains and losses:

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for sale:
Corporate bonds	$18,823	$64	$50	$18,837
Municipal securities	7,746	—	200	7,546
Mortgage-backed securities	92,471	—	1,793	90,678
Collateralized mortgage obligations	116,809	5	1,503	115,311
Total available for sale	$235,849	$69	$3,546	$232,372

Held to maturity:
Municipal securities	$146,496	$2,244	$218	$148,522
Mortgage-backed securities	22,026	199	230	21,995
Collateralized mortgage obligations	6,162	111	—	6,273
Total held to maturity	$174,684	$2,554	$448	$176,790

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for sale:
Corporate bonds	$25,254	$6	$377	$24,883
Municipal securities	7,841	—	622	7,219
Mortgage-backed securities	61,298	—	1,608	59,690
Collateralized mortgage obligations	65,789	10	666	65,133
Total available for sale	$160,182	$16	$3,273	$156,925

Held to maturity:
Municipal securities	$149,420	$901	$3,889	$146,432
Mortgage-backed securities	28,450	318	290	28,478
Collateralized mortgage obligations	11,501	265	521	11,245
Total held to maturity	$189,371	$1,484	$4,700	$186,155

Schedule of Securities with Gross Unrealized Losses
The following table summarizes securities with unrealized losses at December 31, 2017 and 2016, aggregated by major security type and length of time in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or Longer		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017
Available for sale:
Corporate bonds	$(50)	$8,019	$—	$—	$(50)	$8,019
Municipal securities	—	—	(200)	7,546	(200)	7,546
Mortgage-backed securities	(658)	42,881	(1,135)	47,797	(1,793)	90,678
Collateralized mortgage obligations	(1,091)	93,584	(412)	21,258	(1,503)	114,842
Total available for sale	$(1,799)	$144,484	$(1,747)	$76,601	$(3,546)	$221,085

Held to maturity:
Municipal securities	$(37)	$9,230	$(181)	$19,961	$(218)	$29,191
Mortgage-backed securities	(57)	6,499	(173)	9,747	(230)	16,246
Collateralized mortgage obligations	—	—	—	—	—	—
Total held to maturity	$(94)	$15,729	$(354)	$29,708	$(448)	$45,437

	Less Than 12 Months		12 Months or Longer		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Available for sale:
Corporate bonds	$(377)	$22,529	$—	$—	$(377)	$22,529
Municipal securities	(622)	7,219	—	—	(622)	7,219
Mortgage-backed securities	(1,047)	44,420	(561)	15,270	(1,608)	59,690
Collateralized mortgage obligations	(437)	55,435	(229)	9,049	(666)	64,484
Total available for sale	$(2,483)	$129,603	$(790)	$24,319	$(3,273)	$153,922

Held to maturity:
Municipal securities	$(3,889)	$98,943	$—	$—	$(3,889)	$98,943
Mortgage-backed securities	(290)	19,983	—	—	(290)	19,983
Collateralized mortgage obligations	—	—	(521)	2,350	(521)	2,350
Total held to maturity	$(4,179)	$118,926	$(521)	$2,350	$(4,700)	$121,276

Schedule of Proceeds from Sales of Securities	The proceeds from sales of securities and the associated gains and losses are listed below:

	2017	2016	2015
Proceeds	$217,111	$105,808	$140,668
Gross gains	180	243	222
Gross losses	(13)	(161)	(145)

Schedule of Sale of Held To Maturity Securities
Sales of securities held to maturity were as follows for the years ended December 31:

	2017	2016	2015
Proceeds from sales	$3,298	$1,866	$—
Amortized cost	3,140	1,842	—
Gross realized gains	158	24	—
Gross realized losses	—	—	—
Tax expense related to securities gains/losses	(44)	(7)	—

Investments Classified by Contractual Maturity Date
The contractual maturities at December 31, 2017 of available for sale and held to maturity securities at carrying value and estimated fair value are shown below. The Company invests in mortgage-backed securities and collateralized mortgage obligations that have expected maturities that differ from their contractual maturities. These differences arise because borrowers and/or issuers may have the right to call or prepay their obligation with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
December 31, 2017
Due within one year	$—	$—	$2,663	$2,665
Due after one year through five years	6,158	6,129	5,769	5,849
Due after five years through ten years	12,665	12,708	42,711	43,903
Due after ten years	7,746	7,546	95,353	96,105
Mortgage-backed securities	92,471	90,678	22,026	21,995
Collateralized mortgage obligations	116,809	115,311	6,162	6,273
	$235,849	$232,372	$174,684	$176,790